Quarterly Holdings Report
for
Fidelity® U.S. Multifactor ETF
April 30, 2022
USM-NPRT3-0622
1.9898258.101

Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
COMMUNICATION SERVICES – 8.5%
Diversified Telecommunication Services – 0.4%
Liberty Global PLC Class C (a)	2,587	$ 61,312
Interactive Media & Services – 5.7%
Alphabet, Inc. Class A (a)	236	538,597
j2 Global, Inc. (a)	684	60,438
Meta Platforms, Inc. Class A (a)	1,145	229,538
		828,573
Media – 2.4%
Fox Corp. Class A	1,796	64,369
Nexstar Media Group, Inc. Class A	408	64,635
Omnicom Group, Inc.	936	71,258
TEGNA, Inc.	3,434	75,720
The Interpublic Group of Cos., Inc.	1,968	64,196
		340,178
TOTAL COMMUNICATION SERVICES		1,230,063
CONSUMER DISCRETIONARY – 10.9%
Automobiles – 0.7%
Ford Motor Co.	7,674	108,664
Diversified Consumer Services – 1.9%
H&R Block, Inc.	5,277	137,571
Service Corp. International	2,055	134,829
		272,400
Hotels, Restaurants & Leisure – 2.9%
Domino's Pizza, Inc.	293	99,034
McDonald's Corp.	750	186,870
Yum! Brands, Inc.	1,099	128,594
		414,498
Household Durables – 2.1%
Lennar Corp. Class A	1,416	108,310
PulteGroup, Inc.	2,444	102,061
Toll Brothers, Inc.	2,183	101,226
		311,597
Specialty Retail – 3.3%
AutoZone, Inc. (a)	70	136,883
O'Reilly Automotive, Inc. (a)	214	129,802
The Home Depot, Inc.	726	218,090
		484,775
TOTAL CONSUMER DISCRETIONARY		1,591,934
CONSUMER STAPLES – 6.2%
Food Products – 0.8%
The Hershey Co.	552	124,625
Household Products – 3.3%
Colgate-Palmolive Co.	1,536	118,349
Kimberly-Clark Corp.	864	119,949
The Procter & Gamble Co.	1,501	240,985
		479,283
Tobacco – 2.1%
Altria Group, Inc.	2,680	148,928

	Shares	Value

Philip Morris International, Inc.	1,547	$ 154,700
		303,628
TOTAL CONSUMER STAPLES		907,536
ENERGY – 3.8%
Oil, Gas & Consumable Fuels – 3.8%
ConocoPhillips	2,128	203,267
EOG Resources, Inc.	1,553	181,328
Kinder Morgan, Inc.	9,382	170,283
TOTAL ENERGY		554,878
FINANCIALS – 11.5%
Banks – 0.8%
Popular, Inc.	1,601	124,862
Capital Markets – 3.7%
Houlihan Lokey, Inc.	1,401	116,689
MSCI, Inc.	294	123,848
Raymond James Financial, Inc.	1,381	134,592
S&P Global, Inc.	432	162,648
		537,777
Consumer Finance – 3.9%
Capital One Financial Corp.	1,114	138,827
Credit Acceptance Corp. (a)	281	144,013
Discover Financial Services	1,332	149,797
Synchrony Financial	3,561	131,080
		563,717
Insurance – 3.1%
Aflac, Inc.	2,451	140,393
American Financial Group, Inc.	1,098	152,051
The Travelers Cos., Inc.	915	156,520
		448,964
TOTAL FINANCIALS		1,675,320
HEALTH CARE – 13.8%
Biotechnology – 2.6%
Gilead Sciences, Inc.	2,196	130,311
Regeneron Pharmaceuticals, Inc. (a)	223	146,981
United Therapeutics Corp. (a)	588	104,405
		381,697
Health Care Providers & Services – 2.4%
Laboratory Corp. of America Holdings (a)	444	106,684
Molina Healthcare, Inc. (a)	405	126,947
Quest Diagnostics, Inc.	879	117,646
		351,277
Life Sciences Tools & Services – 0.7%
Bio-Rad Laboratories, Inc. Class A (a)	192	98,315
Pharmaceuticals – 8.1%
Eli Lilly & Co.	755	220,558
Johnson & Johnson	1,618	291,985
Merck & Co., Inc.	2,358	209,131
Organon & Co.	3,543	114,545

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Pfizer, Inc.	4,174	$204,818
Zoetis, Inc.	739	130,988
		1,172,025
TOTAL HEALTH CARE		2,003,314
INDUSTRIALS – 8.7%
Air Freight & Logistics – 0.9%
Expeditors International of Washington, Inc.	1,266	125,422
Building Products – 0.8%
AO Smith Corp.	1,854	108,329
Commercial Services & Supplies – 2.2%
Republic Services, Inc.	1,128	151,457
Waste Management, Inc.	1,055	173,484
		324,941
Electrical Equipment – 0.9%
Atkore, Inc. (a)	1,320	126,852
Machinery – 1.8%
Otis Worldwide Corp.	1,782	129,801
Snap-on, Inc.	637	135,356
		265,157
Road & Rail – 2.1%
Old Dominion Freight Line, Inc.	443	124,093
Union Pacific Corp.	781	182,981
		307,074
TOTAL INDUSTRIALS		1,257,775
INFORMATION TECHNOLOGY – 27.2%
IT Services – 7.3%
Accenture PLC Class A	399	119,844
Akamai Technologies, Inc. (a)	564	63,326
Amdocs Ltd.	794	63,274
Automatic Data Processing, Inc.	435	94,908
Cognizant Technology Solutions Corp. Class A	863	69,817
Concentrix Corp.	305	48,031
Gartner, Inc. (a)	229	66,536
Mastercard, Inc. Class A	466	169,335
Paychex, Inc.	602	76,292
The Western Union Co.	3,237	54,252
VeriSign, Inc. (a)	302	53,964
Visa, Inc. Class A	863	183,931
		1,063,510
Semiconductors & Semiconductor Equipment – 3.6%
Applied Materials, Inc.	752	82,983
Intel Corp.	2,684	116,996
KLA Corp.	212	67,683
Lam Research Corp.	150	69,864
Micron Technology, Inc.	1,111	75,759
Texas Instruments, Inc.	669	113,897

	Shares	Value

		527,182
Software – 8.9%
Adobe, Inc. (a)	288	$ 114,034
Dolby Laboratories, Inc. Class A	700	54,229
Fortinet, Inc. (a)	245	70,807
Intuit, Inc.	213	89,194
Microsoft Corp.	2,931	813,411
Oracle Corp.	1,296	95,126
VMware, Inc. Class A	520	56,181
		1,292,982
Technology Hardware, Storage & Peripherals – 7.4%
Apple, Inc.	6,024	949,684
HP, Inc.	1,948	71,355
Seagate Technology Holdings PLC	609	49,962
		1,071,001
TOTAL INFORMATION TECHNOLOGY		3,954,675
MATERIALS – 3.1%
Construction Materials – 0.8%
Eagle Materials, Inc.	949	117,031
Metals & Mining – 1.4%
Nucor Corp.	1,302	201,523
Paper & Forest Products – 0.9%
Louisiana-Pacific Corp.	1,986	128,137
TOTAL MATERIALS		446,691
REAL ESTATE – 3.3%
Equity Real Estate Investment Trusts (REITs) – 3.3%
Extra Space Storage, Inc.	831	157,890
Public Storage	492	182,778
STAG Industrial, Inc.	3,826	142,786
TOTAL REAL ESTATE		483,454
UTILITIES – 2.9%
Electric Utilities – 1.5%
Exelon Corp.	4,583	214,393
Gas Utilities – 1.4%
National Fuel Gas Co.	3,045	213,546
TOTAL UTILITIES		427,939
TOTAL COMMON STOCKS (Cost $14,575,299)		14,533,579
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $14,575,299)		14,533,579
NET OTHER ASSETS (LIABILITIES) – 0.1%		9,174
NET ASSETS – 100.0%		$14,542,753

Legend
(a)	Non-income producing.
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.32%	$7,306	$206,299	$213,605	$5	$—	$—	$—	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
5	Quarterly Report